Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents (Note 3)	$ 1,317,439	$ 15,380,489
Term deposits (Note 4)	38,333,974	27,499,188
Marketable equity securities (Note 5)	437,137	98,053
Assets held for sale (Note 6)	775,000
Income tax receivable (Note 10)	8,091,104	8,091,104
Prepaid expense and other	784,142	458,939
Total current assets	49,738,796	51,527,773
Property, plant and equipment, net (Note 6)	415,555	1,416,152
Total assets	50,154,351	52,943,925
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	999,220	647,283
Severance accrual (Note 9)		531,981
Contingent value rights (Note 2)	60,383	172,077
Total current liabilities	1,059,603	1,351,341
Total liabilities	1,059,603	$ 1,351,341
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued		0
Common shares	302,679,682	$ 302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	23,561,301	23,561,301
Accumulated deficit	(297,771,607)	(295,273,771)
Total shareholders' equity	49,094,748	51,592,584
Total liabilities and shareholders' equity	$ 50,154,351	$ 52,943,925